CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 11,200,447	$ 13,907,401	$ 8,190,781
Accounts receivable	1,179,138	1,050,089	797,654
Inventory	3,420,253	3,151,109	1,760,540
Prepaid expenses and other	142,033	187,256	133,500
Total current assets	15,941,871	18,295,855	10,882,475
Property and equipment, net	111,401	108,534	247,824
Goodwill			169,987
Intangible assets	590,458	573,731	899,480
Deferred financing costs	1,208,227	1,252,443	295,276
Total Assets	17,851,957	20,230,563	12,495,042
Current liabilities:
Accounts payable and accrued expenses	1,418,938	1,479,752	1,585,100
Current portion of long-term debt			434,734
Total current liabilities	1,418,938	1,479,752	2,019,834
Long-term debt	22,438,404	21,580,252	4,403,737
Note Payable - Revenue Interest Purchase Agreement	22,438,404	21,580,252
Total liabilities	23,857,342	23,060,004	6,423,571
Commitments and contingencies
Shareholders' equity (deficit):
Common stock, value	111,279	111,226	110,622
Additional paid-in capital	55,169,737	54,908,226	54,391,784
Accumulated deficit	(61,286,401)	(57,848,893)	(48,430,935)
Total shareholders' equity (deficit)	(6,005,385)	(2,829,441)	6,071,471
Total liabilities and Shareholders' equity	$ 17,851,957	$ 20,230,563	$ 12,495,042